Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event

21. Subsequent Event

As discussed in Note 1 — Description of Business and Basis of Presentation, on November 13, 2024, the Company commenced the Prepackaged Chapter 11 Case. On the Effective Date, the conditions to the effectiveness of the Plan were satisfied or waived and the Plan became effective. The Company emerged from the Prepackaged Chapter 11 Case on January 14, 2025.

In connection with the Company’s emergence from bankruptcy and in accordance with ASC Topic 852, the Company qualified for and adopted fresh start accounting on the Effective Date. The Company was required to adopt fresh start accounting because (i) the holders of existing voting shares of the Predecessor Company received less than 50% of the voting shares of the Successor Company, and (ii) the reorganization value of the assets immediately prior to confirmation of the Plan was less than the post-petition liabilities and allowed claims. References to “Successor” relate to the Company’s financial position and results of operations after the Effective Date. References to “Predecessor” refer to the Company’s financial position and results of operations on or before the Effective Date.

In accordance with ASC Topic 852, with the application of fresh start accounting, the Company will allocate the reorganization value to its individual assets and liabilities based on their estimated fair values in conformity with ASC Topic 805, Business Combinations. The reorganization value represents the fair value of the Successor Company’s assets before considering liabilities. As a result of the application of fresh start accounting and the effects of the implementation of the Plan, the consolidated financial statements after January 14, 2025 will not be comparable with the consolidated financial statements as of or prior to that date.

Conversion of Common Stock

Immediately prior to the Effective Date, there were 1,822,577 outstanding shares of the Company’s Common Stock. The Company has adopted an Amended and Restated Certificate of Incorporation to, among other changes to the Company’s prior amended and restated certificate of incorporation, effect an automatic conversion of the Common Stock at a ratio of 1-for-5. As a result of the automatic conversion and the issuance of shares of Common Stock pursuant to the Plan, there were approximately 5,163,109 outstanding shares of New Common Stock as of the Effective Date.

2020 Incentive Award Plan

Pursuant to the Plan, the Company’s existing 2020 Incentive Award Plan (as amended from time to time, the “2020 Plan”), was amended to increase the number of shares reserved for issuance under the 2020 Plan to account for the proposed post-emergence management incentive program, which accounts for 15% of the fully-diluted shares of New Common Stock as of immediately following the Effective Date, inclusive of the Warrants, the management incentive program and the converted existing equity awards: 10% will be allocated for awards of restricted stock units and 5% will be allocated for awards of stock options.

Amendment to Articles of Incorporation or Bylaws

On January 14, 2025, the Board adopted (i) the Company’s Certificate of Incorporation to, among other changes to the Company’s prior amended and restated certificate of incorporation, effect the automatic conversion of Common Stock and (ii) the Amended and Restated Bylaws (the “Bylaws”). Set forth below are the principal changes to the Certificate of Incorporation and Bylaws.

Capital Stock.    The Company’s authorized capital stock consists of 255,000,000 shares, consisting of (i) 250,000,000 shares of Common Stock, $0.001 par value per share; and (ii) 5,000,000 shares of Preferred Stock, $0.001 par value per share.

Amendments.    The Certificate of Incorporation and the Bylaws grant stockholders of the Company the power to (i) alter, amend, change or repeal any provision of the Certificate of Incorporation and (ii) adopt, amend, alter or repeal the Bylaws, in each case, by the affirmative vote of the holders of a majority of the voting power of the stock outstanding and entitled to vote thereon, subject to certain ownership limits by the Company’s significant stockholder, Mudrick Capital Management, L.P. and its affiliates (collectively, the “Significant Stockholder”).

Voting.    The Certificate of Incorporation and the Bylaws provide that any and all actions required or permitted to be taken by the stockholders of the Company may be taken without a meeting, without prior notice and without a vote if a consent or consents in writing are signed by holders of at least the minimum number of votes necessary to take such action at a meeting, subject to certain ownership limits by the Significant Stockholder.

Board of Directors.    The Certificate of Incorporation and the Bylaws grant stockholders of the Company the power to (i) remove the entire Board or any individual director, with or without cause and (ii) fill any vacancy or newly created directorship in the Board, in each case, by the affirmative vote of the holders of a majority of the voting power of the stock outstanding and entitled to vote thereon, subject to certain ownership limits by the Significant Stockholder.

Limitation of Liability and Indemnification of Officers.    The Certificate of Incorporation provides that no senior officers shall be personally liable to the Company or the shareholders for monetary damages for breach of fiduciary duty as an officer to the fullest extent permitted by the DGCL.

Special Stockholder Meetings.    The Certificate of Incorporation provides that the Secretary of the Corporation may request a special meeting at the request of the holders of at least a majority of the outstanding shares of capital stock of the Corporation, subject to certain ownership limits by the Significant Stockholder.

Corporate Opportunities.    The Certificate of Incorporation provides that, to the fullest extent permitted by law, the Company will renounce any interest or expectancy in any business opportunity, transaction or matter in which the Significant Stockholder, any of its officers, directors, partners or employees and any portfolio company in which any of the foregoing have an equity interest (other than the Company) (each, a “Specified Party”) participates or seeks or desires to participate, and each such Specified Party with have no duty to present such corporate opportunity to the Company.

Credit Agreement with Mudrick Capital Management, L.P

On March 8, 2025, Vroom, Inc., UACC and its indirect subsidiary Darkwater Funding LLC, as co-borrowers, entered into a credit agreement with Mudrick Capital Management, L.P. (“Lender”), who as of January 14, 2025 was a related party as they are a 76.5% shareholder of the Company, for a $25.0 million delayed draw term loan facility (“Delayed Draw Facility”). The Delayed Draw Facility allows for multiple drawdowns by each co-borrower, subject to satisfaction of usual and customary conditions precedent. The Delayed Draw Facility bears interest at a rate of Term SOFR +850 bps, payable quarterly in arrears, with a full payment-in-kind option. Interest is also payable upon any payment of principal. The co-borrowers’ obligations under the Delayed Draw Facility will be collateralized by asset backed residual certificates in certain UACC securitization trusts. The Delayed Draw Facility matures on December 31, 2026; however, borrowings can be prepaid at any time, in whole or in part, without penalty or premium. Once amounts are repaid they may not be reborrowed. The Delayed Draw Facility includes certain usual and customary covenants with respect to the co-borrowers’ activities and the collateral.

Warehouse Credit Facility Renewal

On March 8, 2025, we renewed one of our Warehouse Credit Facilities, now expiring June 2026. The aggregate borrowing limit and significant terms of the agreement remained unchanged except for an increase in the minimum liquidity covenant. Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs.